Accrued expenses and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Accrued expenses and other payables
Schedule of components of accrued expenses and other payables

		As of December 31,
		2018	2019
		RMB	RMB
Accrual for salary and bonus		52,188	36,632
Other taxes and surcharge payable		37,166	36,448
Down payments collected on behalf of secondary property sellers	(1)	4,727	301
Amounts due to franchisees	(2)	22,430	14,278
Amounts due to third party under collaborative agreements	(3)	14,050	—
Amounts due to equity method investees under collaborative agreements	(3)	34,714	—
Professional service fee		7,541	10,550
Others		252,654	240,417
Accrued expenses and other payables		425,470	338,626
(1)

These amounts were held on behalf of home purchasers in respect of their down payments made for secondary property transactions of which legal title transfer from property sellers had not yet been completed. (see note 2(h)(ii))

(2)

The Group entered into franchise agreements with certain real estate agency companies which are granted with the right to use the Group’s brands, access of listings in the Group’s platform and other resources.

These amounts as of December 31, 2018 and 2019 represent the commission received on behalf of the real estate agency companies and guarantee deposits.

(3)

For those exclusive sales contracts with Sales Commitment Arrangements as described in note 2(l), the Group either enters into Self-Commitment Arrangements with the real estate developers directly or enters into Non-Group Commitment Arrangements under tri-party agreements with the real estate developers and the Group’s equity method investees. Under both of these arrangements, the Group is responsible to render the properties sales services as specified in the exclusive sales contracts.